Note 9 - Fixed Assets - Components of Fixed Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Cost	$ 307,209	$ 251,748
Accumulated depreciation	200,012	158,265
Fixed assets (note 9)	107,197	93,483
Building [Member]
Cost	2,521	2,548
Accumulated depreciation	1,178	1,042
Fixed assets (note 9)	1,343	1,506
Vehicles [Member]
Cost	2,563	2,173
Accumulated depreciation	1,628	1,297
Fixed assets (note 9)	935	876
Furniture and Fixtures [Member]
Cost	66,338	55,952
Accumulated depreciation	48,194	37,751
Fixed assets (note 9)	18,144	18,201
Computer Equipment [Member]
Cost	139,684	114,136
Accumulated depreciation	101,532	82,120
Fixed assets (note 9)	38,152	32,016
Leasehold Improvements [Member]
Cost	96,102	76,939
Accumulated depreciation	47,480	36,056
Fixed assets (note 9)	$ 48,622	$ 40,883